Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Credit Suisse Securities (USA) LLC
Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2022-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2022-A_113021_Indicative.xlsx,” provided by the Company on December 2, 2021, containing information on 6,087 automobile retail installment sale contracts (“Receivables”) as of November 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2022-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on December 22, 2021, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

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•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum(s) to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Title Document, Vehicle Mapping.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.

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C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
January 7, 2022

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Exhibit A

Title Documents

Certificate of Title	Application for Certificate of Title

Application for Certificate of Ownership	Dealer Guarantee of Title Delivery

Guarantee of Title (provided by the dealer to CPS)	Application for Registration

Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Application for Dealer Assignment
Electronic Title in the CPS Title Management System	Lien Entry Form

Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS, Inc.	CPS

CPS Incorporated	Consumer Portfolio Services

Consumer Portfolio Services In	Consumer Portfolio Services, Inc.

Consumer Portfolio Svcs., Inc.	Consumer Portfolio Serv

Consumer Portfolio Servic	Consumer Portfolio Srvs

Consumer Portfolio Srv, INC	Consumer Portfolio Services, I

Consumer Portfolio Inc	Consumer Portfolio S

Consumer Portfolio Svcs	C.P.S. Inc.

Consumer Portfolio Srvcs Inc

Insurance Documents

Insurance Card	Agreement to Provide Insurance

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Verification of Coverage

Insurance Coverage Acknowledgment	Insurance Binder

Insurance Declaration Page	Proof of Insurance/Authorization to Release Insurance Information

Confirmation of Accidental Physical Damage Insurance	Memorandum of Insurance

Insurance Verification system screenshot	Certificate of Insurance

Agreement to Maintain Physical Damage Insurance	Financial Responsibility Identification Card

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The Sample Receivables

Sampe Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]
1	2022A001	51	2022A051	101	2022A101
2	2022A002	52	2022A052	102	2022A102
3	2022A003	53	2022A053	103	2022A103
4	2022A004	54	2022A054	104	2022A104
5	2022A005	55	2022A055	105	2022A105
6	2022A006	56	2022A056	106	2022A106
7	2022A007	57	2022A057	107	2022A107
8	2022A008	58	2022A058	108	2022A108
9	2022A009	59	2022A059	109	2022A109
10	2022A010	60	2022A060	110	2022A110
11	2022A011	61	2022A061	111	2022A111
12	2022A012	62	2022A062	112	2022A112
13	2022A013	63	2022A063	113	2022A113
14	2022A014	64	2022A064	114	2022A114
15	2022A015	65	2022A065	115	2022A115
16	2022A016	66	2022A066	116	2022A116
17	2022A017	67	2022A067	117	2022A117
18	2022A018	68	2022A068	118	2022A118
19	2022A019	69	2022A069	119	2022A119
20	2022A020	70	2022A070	120	2022A120
21	2022A021	71	2022A071	121	2022A121
22	2022A022	72	2022A072	122	2022A122
23	2022A023	73	2022A073	123	2022A123
24	2022A024	74	2022A074	124	2022A124
25	2022A025	75	2022A075	125	2022A125
26	2022A026	76	2022A076	126	2022A126
27	2022A027	77	2022A077	127	2022A127
28	2022A028	78	2022A078	128	2022A128
29	2022A029	79	2022A079	129	2022A129
30	2022A030	80	2022A080	130	2022A130
31	2022A031	81	2022A081	131	2022A131
32	2022A032	82	2022A082	132	2022A132
33	2022A033	83	2022A083	133	2022A133
34	2022A034	84	2022A084	134	2022A134
35	2022A035	85	2022A085	135	2022A135
36	2022A036	86	2022A086	136	2022A136
37	2022A037	87	2022A087	137	2022A137
38	2022A038	88	2022A088	138	2022A138
39	2022A039	89	2022A089	139	2022A139
40	2022A040	90	2022A090	140	2022A140
41	2022A041	91	2022A091	141	2022A141
42	2022A042	92	2022A092	142	2022A142
43	2022A043	93	2022A093	143	2022A143
44	2022A044	94	2022A094	144	2022A144
45	2022A045	95	2022A095	145	2022A145
46	2022A046	96	2022A096	146	2022A146
47	2022A047	97	2022A097	147	2022A147
48	2022A048	98	2022A098	148	2022A148
49	2022A049	99	2022A099	149	2022A149
50	2022A050	100	2022A100	150	2022A150

[1]	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

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